Post-employment benefits - Summary of Additional Details on Defined Pension Plans Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information About Post Employment Benefits [Abstract]
Present value of defined benefit obligation	$ (23,013)	$ (19,252)	$ (17,889)
Fair value of plan assets	19,927	16,577
Net pension liability	$ (3,086)	$ (2,675)